Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 127,688
Ending balance	130,326	$ 127,688
Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	133,434	149,126
Additions	2,498	4,389
Exchange differences	6,383	(20,081)
Ending balance	142,315	133,434
Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(5,746)	(3,201)
Amortization charge	(5,345)	(3,077)
Impairment	(336)
Exchange differences	(562)	532
Ending balance	(11,989)	(5,746)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	112,904
Ending balance	118,213	112,904
Goodwill | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	112,904	130,364
Exchange differences	5,309	(17,460)
Ending balance	118,213	112,904
Capitalized Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	10,229
Ending balance	6,969	10,229
Capitalized Software | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	13,821	11,167
Additions	252	1,961
Reclassification	555	2,223
Exchange differences	698	(1,530)
Ending balance	15,326	13,821
Capitalized Software | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(3,592)	(1,806)
Amortization charge	(4,040)	(2,101)
Impairment	(336)
Exchange differences	(389)	315
Ending balance	(8,357)	(3,592)
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,341
Ending balance	3,985	3,341
Other Intangible Assets | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	5,495	4,520
Additions	1,800	1,628
Exchange differences	322	(653)
Ending balance	7,617	5,495
Other Intangible Assets | Accumulated Depreciation and Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(2,154)	(1,395)
Amortization charge	(1,305)	(976)
Exchange differences	(173)	217
Ending balance	(3,632)	(2,154)
Ongoing Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,214
Ending balance	1,159	1,214
Ongoing Development Costs | Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,214	3,075
Additions	446	800
Reclassification	(555)	(2,223)
Exchange differences	54	(438)
Ending balance	$ 1,159	$ 1,214